Financing Arrangements (Details) - Schedule of Financing arrangements on the consolidated balance sheets - Unique Logistics International, Inc. [Member] - USD ($)	Feb. 28, 2023	May 31, 2022	May 31, 2021
Financing Arrangements (Details) - Schedule of Financing arrangements on the consolidated balance sheets [Line Items]
Notes payable, gross		$ 38,749,784	$ 5,478,673
Less: current portion		(38,749,784)	(2,285,367)
Long term, notes payable	$ 1,500,000		3,193,306
Revolving Credit Facility [Member]
Financing Arrangements (Details) - Schedule of Financing arrangements on the consolidated balance sheets [Line Items]
Notes payable, gross		38,141,451
Promissory note (PPP) [Member]
Financing Arrangements (Details) - Schedule of Financing arrangements on the consolidated balance sheets [Line Items]
Notes payable, gross			358,236
Promissory notes (EIDL) [Member]
Financing Arrangements (Details) - Schedule of Financing arrangements on the consolidated balance sheets [Line Items]
Notes payable, gross			150,000
Notes payable [Member]
Financing Arrangements (Details) - Schedule of Financing arrangements on the consolidated balance sheets [Line Items]
Notes payable, gross		608,333	2,528,886
Convertible notes – net of discount [Member]
Financing Arrangements (Details) - Schedule of Financing arrangements on the consolidated balance sheets [Line Items]
Notes payable, gross			$ 2,441,551